Other revenues (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Other Revenues
Noncontrolling interests without SEI	SFr 1	SFr 0	SFr 14	SFr 1	SFr (14)
Loans held-for-sale	(48)	(9)	(19)	(57)	(27)
Long-lived assets held-for-sale	(9)	33	1	24	3
Equity method investments	46	49	51	95	97
Other investments	31	(16)	93	15	21
Other	198	166	189	364	375
Other revenues	219	SFr 223	329	442	455
Bank
Other Revenues
Other revenues	SFr 234		SFr 339	SFr 485	SFr 496